Label	Element	Value
WBI Absolute Return Balanced Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
August 14, 2015

WBI ABSOLUTE RETURN BALANCED PLUS FUND

No Load	WBPNX
Institutional	WBBPX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information

(“SAI”) each dated March 30, 2015, as supplemented April 24, 2015

Risk/Return [Heading]	rr_RiskReturnHeading	WBI Absolute Return Balanced Plus Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
On August 10, 2015, the Board of Trustees of Advisors Series Trust approved to change the name of the WBI Absolute Return Balanced Plus Fund to the WBI Tactical BP Fund (together, the “Fund”).  In connection with this name change, the Board also approved certain changes to the Fund’s principal investment strategies, including removing the Fund’s non-fundamental investment policy requiring that the Fund invest at least 25% of its net assets in the equity securities of domestic and foreign dividend-paying companies and at least 25% of its net assets in domestic and foreign fixed income securities, eliminating the Fund’s target allocations for such investments, and eliminating the limitations on the Fund’s investments in options strategies and other investment companies.  The changes are expected to provide WBI Investments, Inc., the Fund’s investment adviser, with more flexibility in making investments under varying market conditions, consistent with the investment objectives of the Fund. The “Principal Risks” of the Fund remain unchanged.

The name change and the changes to the Fund’s principal investment strategies and policies will become effective on November 1, 2015.  Accordingly, as of the effective date, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.

●	All references in the Summary Prospectus, Prospectus and SAI to “WBI Absolute Return Balanced Fund” are replaced with “WBI Tactical BP Fund”.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
●	The “Principal Investment Strategies” section beginning on page 2 of the Summary Prospectus and page 8 of the Prospectus is deleted and replaced with the following:

The Tactical BP Fund will seek to invest in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and in domestic and foreign fixed income securities.  The Fund may invest in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical BP Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), exchange-traded notes (“ETNs”), mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical BP Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets.  The Fund may invest up to 50% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”) and money market funds.

The Tactical BP Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The risk-managed investment approach used for the Tactical BP Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Tactical BP Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Tactical BP Fund’s value.  If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If a security’s price falls below the bottom of an acceptable price range, the security will be sold.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

The Advisor expects that the Tactical BP Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

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Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

The date of this Supplement is August 14, 2015.